Related Parties - Receivables and payables (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2012 MXN ($)	Aug. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Related Parties
Current receivables		$ 1,450,238	$ 311,224
Non-current receivables		4,630,459	6,365,038
Current payables		579,023	88,324
Principal amount of long-term credit agreement		89,814,233			$ 300.0
Current portion of deferred revenue		287,667	287,667
Deferred income, noncurrent		$ 4,890,347	$ 5,178,014
Average interest rates bearing from account balances		12.60%	10.60%
Televisa, S. de R.L. de C.V. ("Televisa")
Related Parties
Current receivables		$ 1,044,105	$ 22,650
Non-current receivables		4,630,459	6,365,038
Current payables		497,452
Principal amount of long-term credit agreement	$ 5,738,832
Fixed annual interest rate percentage	10.20%
Amounts receivable in connection with long-term credit		4,630,459	6,365,038
Televisa Producciones, S.A. de C.V.
Related Parties
Current receivables		182,218	15,535
TelevisaUnivision
Related Parties
Current receivables		125,903	136,944
Current payables		14,024
Prepayment of deferred income	$ 5,729,377					$ 276.2
Current portion of deferred revenue		287,667	287,667
Deferred income, noncurrent		4,890,347	5,178,014
Triton Comunicaciones, S.A. de C.V.
Related Parties
Current receivables		20,136	11,140
ECO Producciones, S.A. de C.V.
Related Parties
Current receivables		11,188	10,792
Cadena de Las Americas, S.A. de C.V.
Related Parties
Current receivables		8,273	40,186
Other
Related Parties
Current receivables		58,415	73,977
Current payables		30,532	32,952
AT&T/ DirectTV
Related Parties
Current payables		29,384	40,183
Desarrollo Vista Hermosa, S.A. de C.V.
Related Parties
Current payables		$ 7,631	$ 15,189
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC"). | Subsidiaries
Related Parties
Annual payment in lease agreement				$ 41,400
Basis points				1.22%
Annual interest rate				6.00%